Inventory	12 Months Ended
Sep. 30, 2023
Inventory
Inventory
5.	Inventory

	As at September 30,	As of September 30,
	2023	2022
Serialized	$6,733	$5,814
Non-serialized	11,895	9,854
Reserve for slow-moving	(214)	(83)
Total Inventory	$18,414	$15,585

The expense for slow-moving inventory is included within cost of inventory sold in the condensed consolidated statement of income (loss) and comprehensive income (loss).